SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement Dated March 30, 2020
to the Class F Prospectus dated January 31, 2020, as amended on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Los Angeles Capital Management and Equity Research, Inc.	Hal W. Reynolds, CFA	Since 2020	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2020	President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2020	Portfolio Manager, Group Managing Director
Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management Inc.	A. Christopher Guthrie, CFA	Since 2020	President, CEO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2020	Senior Portfolio Manager, Partner

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Small Cap Fund's Summary section, each Sub-Adviser, except for Parametric Portfolio Associates LLC (Parametric) and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

Hillsdale Investment Management Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the

Small Cap Fund's assets allocated to Hillsdale. A. Christopher Guthrie, CFA, is the President, CEO, Senior Portfolio Manager, and founding partner of Hillsdale, which was founded in January of 1996. Tony Batek, CFA, Senior Portfolio Manager and Partner, joined Hillsdale in July of 2002.

In addition, under the section titled "More Information About Risks" under the sub-section titled "Risk Information Common to the Funds," the first sentence of the third paragraph thereunder is hereby replaced with the following:

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap and Tax-Managed International Managed Volatility Funds (for purposes of this paragraph, each, a Fund and collectively, the Funds) implement the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1260 (03/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement Dated March 30, 2020
to the Class I Prospectus dated January 31, 2020, as amended on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Los Angeles Capital Management and Equity Research, Inc.	Hal W. Reynolds, CFA	Since 2020	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2020	President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2020	Portfolio Manager, Group Managing Director
Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management Inc.	A. Christopher Guthrie, CFA	Since 2020	President, CEO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2020	Senior Portfolio Manager, Partner

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Small Cap Fund's Summary section, each Sub-Adviser, except for Parametric Portfolio Associates LLC (Parametric) and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

Hillsdale Investment Management Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the

Small Cap Fund's assets allocated to Hillsdale. A. Christopher Guthrie, CFA, is the President, CEO, Senior Portfolio Manager, and founding partner of Hillsdale, which was founded in January of 1996. Tony Batek, CFA, Senior Portfolio Manager and Partner, joined Hillsdale in July of 2002.

In addition, under the section titled "More Information About Risks" under the sub-section titled "Risk Information Common to the Funds," the first sentence of the third paragraph thereunder is hereby replaced with the following:

The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value and Small Cap Growth Funds (for purposes of this paragraph, each, a Fund and collectively, the Funds) implement the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1261 (03/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement Dated March 30, 2020
to the Class Y Prospectus dated January 31, 2020, as amended on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Los Angeles Capital Management and Equity Research, Inc.	Hal W. Reynolds, CFA	Since 2020	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2020	President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2020	Portfolio Manager, Group Managing Director
Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management Inc.	A. Christopher Guthrie, CFA	Since 2020	President, CEO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2020	Senior Portfolio Manager, Partner

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Small Cap Fund's Summary section, each Sub-Adviser, except for Parametric Portfolio Associates LLC (Parametric) and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to Falcon Point Capital, LLC and Rice Hall James & Associates LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

Hillsdale Investment Management Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the

Small Cap Fund's assets allocated to Hillsdale. A. Christopher Guthrie, CFA, is the President, CEO, Senior Portfolio Manager, and founding partner of Hillsdale, which was founded in January of 1996. Tony Batek, CFA, Senior Portfolio Manager and Partner, joined Hillsdale in July of 2002.

In addition, under the section titled "More Information About Risks" under the sub-section titled "Risk Information Common to the Funds," the first sentence of the third paragraph thereunder is hereby replaced with the following:

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap and Tax-Managed International Managed Volatility Funds (for purposes of this paragraph, each, a Fund and collectively, the Funds) implement the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1262 (03/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement Dated March 30 2020
to the Statement of Additional Information ("SAI") dated January 31, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Los Angeles Capital Management and Equity Research, Inc." is added in the appropriate alphabetical order thereof.

In addition, under the section titled "Investment Objectives and Policies, under the heading titled "Small Cap Fund," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.—Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Los Angeles Capital is an SEC registered investment adviser. Los Angeles Capital is a California corporation founded in 2002, and is wholly-owned by its employees.

In addition, under the same heading, under the sub-heading titled "Falcon Point Capital, LLC" the reference to "Small Cap and Small Cap Growth Funds" is hereby deleted and replaced with "Small Cap Growth Fund."

In addition, under the same heading, under the sub-heading titled "Hillsdale Investment Management Inc.," the references to "Tax-Managed Small/Mid Cap Funds" are hereby deleted and replaced with "Small Cap and Tax-Managed Small/Mid Cap Funds."

In addition, under the same heading, under the sub-heading titled "Rice Hall James & Associates LLC" the reference to "Small Cap and Tax-Managed Small/Mid Cap Funds" is hereby deleted and replaced with "Tax-Managed Small/Mid Cap Fund."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Los Angeles Capital

Compensation. SIMC pays Los Angeles Capital a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Los Angeles Capital and SIMC. Los Angeles Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended December 31, 2019.

Los Angeles Capital's portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital's compensation policy or payment scheme is tied directly to the performance of one or more client portfolios or funds.

Each of Los Angeles Capital's portfolio managers receives a base salary fixed from year to year. In addition, portfolio managers participate in the Los Angeles Capital's profit sharing plan. The aggregate amount of the contribution to Los Angeles Capital's profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation. Each of the portfolio managers also is a shareholder of Los Angeles Capital and receives compensation based upon Los Angeles Capital's overall profits. Certain portfolio managers are also eligible to receive a discretionary bonus from Los Angeles Capital.

Ownership of Fund Shares. As of December 31, 2019, Los Angeles Capital's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of December 31, 2019, in addition to the Small Cap Fund, Los Angeles Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Hal W. Reynolds, CFA	14		$8,693	17		$4,888	37		$13,235
	1	*	$3,905	5	*	$1,519	6	*	$7,557
Daniel E. Allen, CFA	10		$4,013	17		$4,888	37		$13,235
	0		$0	5	*	$0	6	*	$0
Kristin Ceglar, CFA	0		$0	5		$977	12		$8,124
	0		$0	1	*	$338	3	*	$5,141

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Los Angeles Capital has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which Los Angeles Capital believes are reasonably designed to address the potential for conflicts of interest associated with managing portfolios for multiple clients and that seek to treat all clients fairly and equally over time. Client accounts are managed independent of one another in accordance with client specific mandates, restrictions, and instructions as outlined in the investment management agreement, and such restrictions and instructions are monitored for compliance with the client's investment guidelines. This can result in investment positions or actions taken for one client account that differ from those taken in another client account. Accordingly, one client account can engage in short sales of or take a short position in an investment that at the same time is owned or being purchased long by another client account. These positions and actions can adversely affect or benefit different clients at different times.

Los Angeles Capital manages client accounts that have different investment strategies, objectives, restrictions, constraints, launch dates, and overlapping benchmark constituents. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account. However, simultaneously purchasing and selling the same security in the same account ("wash trades") is prohibited. Additionally, it is possible for Los Angeles Capital to purchase or sell the same security for different accounts during the same trading day but at differing execution prices. The order of account rebalances may work on some occasions to the account's advantage or disadvantage.

The decision as to which accounts participate in an investment opportunity will take into account, among other things, the model's outlook on the account's strategy, the account's investment guidelines, and risk metrics. Furthermore, global accounts' orders are sent to the market simultaneously subject to prevailing market conditions, client flows, and liquidity. Emerging markets account orders are aggregated during account rebalances, but Los Angeles Capital is not required to do so. Los Angeles Capital's proprietary optimization-based software for trading client portfolios complements the Los Angeles Capital's approach to stock selection and uses real-time market prices to parse the master ("parent") order lists into a sub-list or "child" order lists, for execution by agency broker algorithms. For accounts traded using this proprietary optimization-based software, real-time market prices are the primary wave creation determinant in each child order. Therefore, waves traded for one account (or group of accounts) may result in different execution prices than a wave traded for another account (or group of accounts).

As Los Angeles Capital's trading algorithm is dependent upon robust and consistent market data, Los Angeles Capital does not currently utilize this trading strategy in Developed Asia and some Emerging Markets.

While each client account is managed individually, Los Angeles Capital may, at any given time, purchase and/or sell the same security in a block that is allocated among multiple accounts. There are a number of variables that can influence a decision to aggregate purchases or sales into a block, including but not limited to, order size, liquidity, client trading directives, regulatory limitations, round lot requirements, and cash flows. When there is decision making on whether to include or exclude certain accounts from a block transaction, there is always the potential for conflicts of interest. Furthermore, the effect of trade aggregation may work on some occasions to the account's disadvantage. Los Angeles Capital's policies and procedures in allocating trades are structured to treat all clients fairly. Los Angeles Capital is not required to aggregate any particular trade. For example, an account with directed brokerage may not participate in certain block trades.

Los Angeles Capital's portfolio managers manage accounts that are charged a performance-based fee alongside accounts with standard asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has designed and implemented procedures to ensure that all clients are treated fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities. Management and performance fees inure to the benefit of Los Angeles Capital as a whole and not to specific individuals or groups of individuals. Further, Los Angeles Capital employs a quantitative investment process which utilizes Los Angeles Capital's proprietary investment model technology to identify securities and construct portfolios.

Based on a variety of factors including the strategy, guidelines, and turnover goals employed by each account, Los Angeles Capital determines the trading frequency of an account with most accounts trading weekly and others less frequently. In a typical week, Los Angeles Capital will begin by trading its U.S. strategy accounts followed by its non-U.S. strategy accounts. An account's rebalance cycle is dependent on the account's strategy. Rebalances for U.S. strategy accounts are regularly rotated between traders and generally begin on the same day each week. Non-U.S. strategy account rebalances may be regularly rotated over several days. Los Angeles Capital's proprietary accounts, which are invested in liquid, benchmark securities, may be traded in rotation with client accounts or on a particular day of the week depending on liquidity, size, model constraints, and resource constraints.

Los Angeles Capital has adopted a Code of Ethics that includes procedures on ethical conduct and personal trading and requires pre-clearance authorization from both the Trading and Compliance and Regulatory Risk Departments for certain personal security transactions. Investment personnel of Los Angeles Capital or its affiliate may be permitted to be commercially or professionally involved with an issuer of securities. There is a potential risk that Los Angeles Capital personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Los Angeles Capital clients. Before engaging in any outside business activity, employees must obtain approval of the CCO as well as other personnel. Any potential conflicts of interest from such involvement are monitored for compliance with Los Angeles Capital's Code of Ethics. The Code of Ethics also governs employees giving or accepting gifts and entertainment.

In addition, under the same heading, under the sub-heading titled "Hillsdale," the paragraphs thereunder are hereby deleted and replaced with the following:

Hillsdale

Compensation. SIMC pays Hillsdale a fee based on the assets under management of the Small Cap and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between Hillsdale and SIMC. Hillsdale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended December 31, 2019.

Professionals are compensated through salary and a discretionary performance incentive bonus depending on the success of the accounts managed and on the overall success of the company. More specifically, individuals on the Research and Investment Management Team are eligible for bonuses of up to 50% of their base salary, dependent upon both their specific strategy team and the company's success. The incentive structure is aligned with each strategy's investment objectives.

Ownership of Fund Shares. As of December 31, 2019, Hillsdale's portfolio managers did not beneficially own any shares of the Small Cap or Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of December 31, 2019, in addition to the Small Cap and Tax-Managed Small/Mid Cap Funds, Hillsdale's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
A. Christopher Guthrie, CFA	0	$0	4		$241.3	8		$873.1
	0	$0	3	*	$232.1	0		$0
Tony Batek, CFA	0	$0	1		$316.7	13	**	$455.5
	0	$0	1	*	$316.7	1	*	$12.4

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  5 accounts are non-fee paying, that is Hillsdale's proprietary accounts, representing AUM of $3.39M.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Small Cap and Tax-Managed Small/Mid Cap Funds which may have different investment guidelines and objectives. In addition to the Small Cap and Tax-Managed Small/Mid Cap Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Hillsdale's management of the Small Cap and Tax-Managed Small/Mid Cap Funds and other accounts, which, in theory, may allow Hillsdale to allocate investment opportunities in a way that favors other accounts over the Small Cap and Tax-Managed Small/Mid Cap Funds. This conflict of interest may be exacerbated to the extent that Hillsdale or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Small Cap and Tax-Managed Small/Mid Cap Funds. Hillsdale (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small Cap and Tax-Managed Small/Mid Cap Funds. To the extent a particular investment is suitable for both the Small Cap and Tax-Managed Small/Mid Cap Funds and the other accounts, such investments will be allocated between the Small Cap and Tax-Managed Small/Mid Cap Funds and the other accounts in a manner that Hillsdale determines is fair and equitable under the circumstances to all clients, including the Small Cap and Tax-Managed Small/Mid Cap Funds.

To address and manage these potential conflicts of interest, Hillsdale has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, under the sub-heading titled "Falcon Point," all references to the "Small Cap and Small Cap Growth Funds" are replaced with "Small Cap Growth Fund."

In addition, under the same heading, under the sub-heading titled "RHJ," all references to the "Small Cap and Tax-Managed Small/Mid Cap Funds" are replaced with "Tax-Managed Small/Mid Cap Fund."

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1263 (03/20)